EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [line items]
Schedule of movement of authorized shares

The following table shows the movement of the authorized and fully paid shares described above:

Movement of authorized shares

		Expired shares
	Opening	intended for		Closing
Nro. Of shares	balance	compensation plans		balance

From January 1 to December 31, 2017	608,374,525	-		608,374,525
From January 1 to December 31, 2018	608,374,525	(1,500,000	)(*)	606,874,525

(*) On June 11, 2018, the term of subscription and payment of 1,500,000 shares to create and implement compensation plans for Company employees expired.

Schedule of movement of fully paid shares

Movement fully paid shares

			Movement
			value	Cost of issuance
			of shares	and placement	Paid- in
	N° of		(1)	of shares (2)	Capital
	shares		ThUS$	ThUS$	ThUS$

Paid shares as of January 1, 2017	606,407,693		3,160,718	(11,154)	3,149,564
Capital reserve	-		-	(3,299)	(3,299)
Paid shares as of December 31, 2017	606,407,693		3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2018	606,407,693		3,160,718	(14,453)	3,146,265
Paid shares as of December 31, 2018	606,407,693	(3)	3,160,718	(14,453)	3,146,265

(1)          Amounts reported represent only those arising from the payment of the shares subscribed.

(2)          Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.

(3)          At December 31, 2018, the difference between authorized shares and fully paid shares are 466,832 shares, of which correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.

Schedule of movement of reserves of share-based payments
Reserve of share- based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Deferred	Net movement	Closing
Periods	balance	plan	tax	of the period	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	35,647	3,698	(807)	2,891	38,538
From January 1 to December 31, 2017	38,538	943	-	943	39,481
From January 1 to December 31, 2018	39,481	(1,607)	-	(1,607)	37,874

Schedule of balance of other sundry reserves

Balance of Other sundry reserves comprises the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(25,913)	(25,911)	(25,911)
Cost of issuance and placement of shares	-	-	(9)
Others	(3,483)	(2,621)	(2,111)
Total	2,638,916	2,639,780	2,640,281

(1)	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2)	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3)	The balance as of December 31, 2018 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A.

Schedule of movement of reserves with effect in other comprehensive income

Movement of Reserves with effect in other comprehensive income:

	Currency	Cash flow	Actuarial gain or loss on defined
	translation	hedging	benefit plans
	reserve	reserve	reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2016	(2,576,041)	(90,510)	(10,717)	(2,677,268)
Derivatives valuation gains (losses)	-	126,360	-	126,360
Deferred tax	-	(34,344)	-	(34,344)
Actuarial reserves by employee benefit plans	-	-	(3,104)	(3,104)
Deferred tax actuarial IAS by employee benefit plans	-	-	921	921
Difference by subsidiaries conversion	489,486	-	-	489,486
Closing balance as of December 31, 2016	(2,086,555)	1,506	(12,900)	(2,097,949)

Opening balance as of January 1, 2017	(2,086,555)	1,506	(12,900)	(2,097,949)
Derivatives valuation gains (losses)	-	18,436	-	18,436
Deferred tax	-	(1,802)	-	(1,802)
Actuarial reserves by employee benefit plans	-	-	2,758	2,758
Deferred tax actuarial IAS by employee benefit plans	-	-	(784)	(784)
Difference by subsidiaries conversion	(45,035)	-	-	(45,035)
Closing balance as of December 31, 2017	(2,131,590)	18,140	(10,926)	(2,124,376)

Opening balance as of January 1, 2018	(2,131,590)	18,140	(10,926)	(2,124,376)
Derivatives valuation gains (losses)	-	(26,899)	-	(26,899)
Deferred tax	-	(574)	-	(574)
Actuarial reserves by employee benefit plans	-	-	(5,819)	(5,819)
Deferred tax actuarial IAS by employee benefit plans	-	-	1,567	1,567
Difference by subsidiaries conversion	(597,615)	-	-	(597,615)
Closing balance as of December 31, 2018	(2,729,205)	(9,333)	(15,178)	(2,753,716)

Schedule of movement of retained earnings
Retained earnings

Movement of Retained earnings:

				Other
		Result		increase
	Opening	for the		(decreases)	Closing
Periods	balance	period	Dividends	(1) (2)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	317,950	69,220	(20,766)	-	366,404
From January 1 to December 31, 2017	366,404	155,304	(46,591)	-	475,117
From January 1 to December 31, 2018	475,117	181,935	(54,580)	(4,797)	597,675

(1)	Adjustments adoption IFRS 9 and IFRS 15 ThUS (9,549) (See Note 2)
(2)	Variation effect in Accumulated results, by application IAS 29, Argentina hyperinflation:

Items	ThUS$

Property, plant and equipment	4,573
Intangible assets other than goodwill	69
Goodwill	335
Deferred incomes	(377)
Other non-financial assets	152
Total Adjust accumulated results	4,752

Schedule of dividends
Dividends per share

	Minimum mandatory	Final dividend
	dividend	dividend
Description of dividend	2018	2017

Date of dividend	12/31/2018	12/31/2017
Amount of the dividend (ThUS$)	54,580	46,591	(*)
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	0.0900	0.0768

(*) By virtue of the Essential Fact issued on April 26, 2018, the shareholders of LATAM approved the distribution of the final dividend proposed by the Board of Directors in Ordinary Session of April 26, 2018, which amounts to ThUS $ 46,591, which corresponds to 30% of the profits for the year corresponding to 2017.

Other Sundry Reserves [Member]
Disclosure of reserves within equity [line items]
Schedule of balance of other sundry reserves

Movement of Other sundry reserves:

	Opening	Legal	Closing
Periods	balance	reserves	balance
	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	2,634,679	5,602	2,640,281
From January 1 to December 31, 2017	2,640,281	(501)	2,639,780
From January 1 to December 31, 2018	2,639,780	(864)	2,638,916